BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

Overview. As used in these notes to the Condensed Consolidated Financial Statements, unless otherwise noted or the context otherwise requires, (1) references to the “Company,” “we,” “our,” or “us” are to AdvancePierre Foods Holdings, Inc. and its consolidated subsidiaries, and (2) references to “AdvancePierre” are to AdvancePierre Foods Holdings, Inc. exclusive of its subsidiaries.

We operate on a 52-week or 53-week fiscal year ending on the Saturday closest to December 31. References to “fiscal 2015” are to the 52-week period ended January 2, 2016 and “fiscal 2016” are to the 52-week period ended December 31, 2016. The fiscal quarter ended October 1, 2016 (or “3rd Quarter 2016”) and the fiscal quarter ended October 3, 2015 (or “3rd Quarter 2015”) each consists of 13 weeks. The fiscal year to date period ended October 1, 2016 and the fiscal year to date period ended October 3, 2015 each consists of 39 weeks.

The accompanying Condensed Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements as of and for each of the three years ended January 2, 2016 and notes thereto included in our Prospectus that was filed with the Securities and Exchange Commission (“SEC”) on July 18, 2016 (the “Fiscal 2015 Audited Financial Statements”). The Condensed Consolidated Balance Sheet as of January 2, 2016 was derived from the Fiscal 2015 Audited Financial Statements but does not include all of the disclosures required by accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, the Condensed Consolidated Financial Statements included herein contain all required adjustments, consisting of normal recurring adjustments, necessary to state fairly the financial position, results of operations and cash flows for the interim periods presented. Quarterly results are not necessarily indicative of the results for the entire year.

Description of Business. We are a leading national producer and distributor of value-added, convenient, ready-to-eat sandwiches, sandwich components and other entrées and snacks. We sell value-added products to the foodservice, retail, convenience and industrial channels, which correspond to our reportable segments. We market and distribute a broad line of products in multiple product categories including ready-to-eat sandwiches, such as breakfast sandwiches, peanut butter and jelly (“PB&J”) sandwiches and hamburgers; sandwich components, such as fully-cooked hamburger and chicken patties and Philly steaks; and other entrées and snacks, such as country fried steak, stuffed entrées, chicken tenders and cinnamon dough bites.

OCM Principal Opportunities Fund IV L.P. (“OCM”) is the Company’s majority shareholder. AdvancePierre Foods, Inc. (“APF”) is a wholly-owned indirect subsidiary of the Company.

Stock Split and Initial Public Offering. On June 16, 2016, we declared a 49.313-for-one stock split of our common stock with an effective date of June 21, 2016. The par value of the common stock was not adjusted as a result of the stock split. All share and per share amounts included in the Condensed Consolidated Financial Statements and accompanying notes have been retroactivity adjusted to reflect the stock split. Fractional shares resulting from such stock split were rounded up to the nearest whole share.

On July 20, 2016, we completed an initial public offering (“IPO”) of 21,390,000 shares of our common stock at a price of $21.00 per share. We sold 11,090,000 shares of common stock and the selling stockholders sold 10,300,000 shares of common stock. In addition to the 18,600,000 shares of common stock initially offered, the underwriters exercised their option to purchase an additional 2,790,000 shares from the selling stockholders at the offering price of $21.00 less underwriting discounts and commissions. We did not receive any of the proceeds from the sale of the shares by the selling stockholders. The net proceeds to us from our sale of shares of common stock in the IPO, after deducting underwriting discounts and commissions, offering expenses payable by us and the aggregate success fee of $9,000 contractually payable to Oaktree Capital Management, L.P. (“Oaktree”) upon consummation of the IPO were approximately $207,451. The success fee is included in “Other expense, net” in our Condensed Consolidated Statements of Operations and Comprehensive Income. As more fully discussed in Note 10, on July 21, 2016, we repaid $205,000 of our 2016 First Lien Term Loan (as defined below) using these proceeds.

1. BASIS OF PRESENTATION

Description of Business. AdvancePierre Foods Holdings, Inc. (the “Company”) is a leading national producer and distributor of value-added, convenient, ready-to-eat sandwiches, sandwich components and other entrées and snacks. The Company sells its value-added products to the foodservice, retail, convenience and industrial channels that correspond to its reportable segments. The Company markets and distributes a broad line of products in multiple product categories including ready-to-eat sandwiches, such as breakfast sandwiches, peanut butter and jelly (“PB&J”) sandwiches and hamburgers; sandwich components, such as fully-cooked hamburger and chicken patties and Philly steaks; and other entrées and snacks, such as country fried steak, stuffed entrées, chicken tenders and cinnamon dough bites.

OCM Principal Opportunities Fund IV L.P. (“OCM”) is the Company’s majority shareholder. AdvancePierre Foods, Inc. (“APF”) is a wholly-owned indirect subsidiary of the Company.

Stock Split. On June 16, 2016, the Company declared a 49.313-for-one stock split of its common stock with an effective date of June 21, 2016. The par value of the common stock was not adjusted as a result of the stock split. All share and per share amounts included in the consolidated financial statements and accompanying notes have been retroactivity adjusted to reflect the stock split. Fractional shares resulting from the stock split were rounded up to the nearest whole share.